UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA SMALL CAP
                                     STOCK Fund

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.4%)

              CONSUMER DISCRETIONARY (20.0%)
              ------------------------------
              ADVERTISING (0.5%)
   142,800    Valassis Communications, Inc.*                                                   $  2,143
                                                                                               --------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.4%)
    32,900    Phillips-Van Heusen Corp.                                                           1,506
   113,300    Unifirst Corp.                                                                      4,084
                                                                                               --------
                                                                                                  5,590
                                                                                               --------
              APPAREL RETAIL (6.6%)
    58,130    Casual Male Retail Group, Inc.*(a)                                                    861
   143,150    Cato Corp. "A"(a)                                                                   3,277
    19,100    Charlotte Russe Holding, Inc.*                                                        528
    94,900    Charming Shoppes, Inc.*                                                             1,405
    16,960    Children's Place Retail Stores, Inc.*(a)                                            1,190
    41,970    Christopher & Banks Corp.                                                           1,133
    57,510    Dress Barn, Inc.*                                                                   1,249
    21,140    DSW Inc. "A"*(a)                                                                      731
    19,330    Guess?, Inc.*                                                                       1,101
    25,750    Gymboree Corp.*                                                                     1,196
    23,300    Maidenform Brands, Inc.*                                                              516
    18,190    Men's Wearhouse, Inc.                                                                 725
    37,300    Payless ShoeSource, Inc.*                                                             998
   244,360    Stage Stores, Inc.                                                                  7,920
    85,100    Talbots, Inc.(a)                                                                    2,386
    34,800    Tween Brands, Inc.*                                                                 1,455
    25,490    United Retail Group, Inc.*                                                            458
                                                                                               --------
                                                                                                 27,129
                                                                                               --------
              AUTO PARTS & EQUIPMENT (0.4%)
    76,500    Modine Manufacturing Co.                                                            1,822
                                                                                               --------
              AUTOMOTIVE RETAIL (0.5%)
    38,000    O'Reilly Automotive, Inc.*                                                          1,227
    11,800    Pantry, Inc.*                                                                         644
                                                                                               --------
                                                                                                  1,871
                                                                                               --------
              FOOTWEAR (0.4%)
    37,050    Skechers U.S.A., Inc. "A"*                                                          1,108
    25,540    Wolverine World Wide, Inc.                                                            724
                                                                                               --------
                                                                                                  1,832
                                                                                               --------
              HOME FURNISHINGS (1.3%)
    18,410    Ethan Allen Interiors, Inc.                                                           656
   231,700    Tempur-Pedic International, Inc.*(a)                                                4,574
                                                                                               --------
                                                                                                  5,230
                                                                                               --------
              HOMEBUILDING (1.1%)
    38,700    Meritage Homes Corp.*(a)                                                            1,772
    13,800    Standard Pacific Corp.(a)                                                             334
   139,600    WCI Communities, Inc.*(a)                                                           2,250
                                                                                               --------
                                                                                                  4,356
                                                                                               --------
              HOMEFURNISHING RETAIL (0.5%)
    29,880    Aaron Rents, Inc. "B"                                                                 743
    21,920    Rent-A-Center, Inc.*                                                                  631
    37,185    Select Comfort Corp.*(a)                                                              795
                                                                                               --------
                                                                                                  2,169
                                                                                               --------

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                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.0%)(b)
     4,140    Lodgian, Inc.*                                                                   $     59
                                                                                               --------
              HOUSEHOLD APPLIANCES (0.9%)
   158,900    Helen of Troy Ltd.*(a)                                                              3,911
                                                                                               --------
              HOUSEWARES & SPECIALTIES (1.6%)
   195,900    Yankee Candle Co., Inc.                                                             6,631
                                                                                               --------
              INTERNET RETAIL (0.5%)
    19,560    NutriSystem, Inc.*(a)                                                               1,207
    23,730    Priceline.com, Inc.*                                                                  956
                                                                                               --------
                                                                                                  2,163
                                                                                               --------
              LEISURE FACILITIES (0.2%)
    19,800    Vail Resorts, Inc.*                                                                   765
                                                                                               --------
              MOVIES & ENTERTAINMENT (0.2%)
    30,820    Live Nation, Inc.*                                                                    655
                                                                                               --------
              RESTAURANTS (2.3%)
    58,350    CEC Entertainment, Inc.*                                                            2,011
    54,060    CKE Restaurants, Inc.                                                               1,056
    30,980    Papa John's International, Inc.*                                                    1,137
   122,700    RARE Hospitality International, Inc.*                                               3,866
    59,100    Sonic Corp.*                                                                        1,345
                                                                                               --------
                                                                                                  9,415
                                                                                               --------
              SPECIALIZED CONSUMER SERVICES (1.3%)
   112,300    Matthews International Corp. "A"                                                    4,315
    25,076    Sotheby's Holdings, Inc. "A"                                                          953
                                                                                               --------
                                                                                                  5,268
                                                                                               --------
              SPECIALTY STORES (0.3%)
     1,242    Bare Escentuals, Inc.*                                                                 38
     9,280    Books-A-Million, Inc.                                                                 185
    22,000    Dick's Sporting Goods, Inc.*                                                        1,095
                                                                                               --------
                                                                                                  1,318
                                                                                               --------
              TEXTILES (0.0%)(b)
    11,960    Xerium Technologies, Inc.                                                             148
                                                                                               --------
              Total Consumer Discretionary                                                       82,475
                                                                                               --------
              CONSUMER STAPLES (5.6%)
              -----------------------
              BREWERS (0.1%)
    12,900    Boston Beer Co., Inc.*                                                                471
                                                                                               --------
              DISTILLERS & VINTNERS (0.1%)
    15,870    MGP Ingredients, Inc.                                                                 356
                                                                                               --------
              DRUG RETAIL (0.3%)
    28,180    Longs Drug Stores Corp.                                                             1,213
                                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              FOOD RETAIL (1.7%)
   250,500    Casey's General Stores, Inc.                                                     $  6,080
    44,170    Wild Oats Markets, Inc.*                                                              794
                                                                                               --------
                                                                                                  6,874
                                                                                               --------
              PACKAGED FOODS & MEAT (0.1%)
    15,800    Hormel Foods Corp.                                                                    571
                                                                                               --------
              PERSONAL PRODUCTS (1.5%)
    98,900    Herbalife Ltd.*                                                                     3,619
    92,300    NBTY, Inc.*                                                                         2,568
                                                                                               --------
                                                                                                  6,187
                                                                                               --------
              TOBACCO (1.8%)
   196,400    Universal Corp.                                                                     7,231
                                                                                               --------
              Total Consumer Staples                                                             22,903
                                                                                               --------
              ENERGY (6.0%)
              -------------
              OIL & GAS DRILLING (0.4%)
    16,550    Hercules Offshore, Inc.*                                                              590
    39,840    Pioneer Drilling Co.*                                                                 523
    12,720    Unit Corp.*                                                                           590
                                                                                               --------
                                                                                                  1,703
                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (1.4%)
    70,490    Global Industries, Ltd.*                                                            1,170
    22,400    Hornbeck Offshore Services, Inc.*                                                     808
    26,970    NATCO Group Inc.*                                                                     894
    17,580    Oil States International, Inc.*                                                       511
    41,430    RPC, Inc.                                                                             900
     7,500    Superior Energy Services, Inc.*                                                       235
    13,260    TETRA Technologies, Inc.*                                                             343
    21,450    W-H Energy Services, Inc.*                                                          1,004
                                                                                               --------
                                                                                                  5,865
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (4.0%)
    22,960    Berry Petroleum Co.                                                                   685
   264,600    Encore Acquisition Co.*                                                             6,626
    26,970    Mariner Energy, Inc.*                                                                 535
    17,000    Plains Exploration & Production Co.*                                                  719
    20,290    St. Mary Land & Exploration Co.                                                       757
    14,720    W&T Offshore, Inc.                                                                    497
   151,500    Whiting Petroleum Corp.*                                                            6,758
                                                                                               --------
                                                                                                 16,577
                                                                                               --------
              OIL & GAS REFINING & MARKETING (0.2%)
    22,725    Western Refining, Inc.                                                                535
                                                                                               --------
              Total Energy                                                                       24,680
                                                                                               --------
              FINANCIALS (19.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   242,700    Ares Capital Corp.                                                                  4,497
                                                                                               --------
              CONSUMER FINANCE (1.4%)
   101,000    Asta Funding, Inc.(a)                                                               3,438
    16,950    Cash America International, Inc.                                                      701

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                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    12,200    Dollar Financial Corp.*                                                          $    283
    33,750    First Cash Financial Services, Inc.*                                                  729
    16,600    World Acceptance Corp.*                                                               830
                                                                                               --------
                                                                                                  5,981
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (0.4%)
     6,580    GFI Group, Inc.*                                                                      380
    66,820    Knight Capital Group, Inc.*                                                         1,246
                                                                                               --------
                                                                                                  1,626
                                                                                               --------
              LIFE & HEALTH INSURANCE (1.7%)
    83,250    Delphi Financial Group, Inc. "A"                                                    3,268
   190,500    Universal American Financial Corp.*                                                 3,541
                                                                                               --------
                                                                                                  6,809
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (1.9%)
     9,010    21st Century Insurance Group                                                          142
   249,800    Assured Guaranty Ltd.                                                               6,288
    21,130    Philadelphia Consolidated Holding Corp.*                                              827
    12,920    ProAssurance Corp.*                                                                   629
                                                                                               --------
                                                                                                  7,886
                                                                                               --------
              REGIONAL BANKS (3.0%)
    58,100    First Midwest Bancorp, Inc.                                                         2,209
   108,400    International Bancshares Corp.                                                      3,326
    77,100    MB Financial, Inc.(a)                                                               2,780
    19,010    SVB Financial Group*                                                                  875
    48,200    Westamerica Bancorp                                                                 2,403
    30,200    Wilshire Bancorp, Inc.                                                                597
                                                                                               --------
                                                                                                 12,190
                                                                                               --------
              REINSURANCE (1.7%)
    51,600    IPC Holdings Ltd.                                                                   1,550
   149,800    Platinum Underwriters Holdings Ltd.                                                 4,473
    14,600    Reinsurance Group of America, Inc.                                                    824
                                                                                               --------
                                                                                                  6,847
                                                                                               --------
              REITs - DIVERSIFIED (0.4%)
    25,500    PS Business Parks, Inc.                                                             1,679
                                                                                               --------
              REITs - MORTGAGE (0.7%)
    16,480    Crystal River Capital, Inc.(a)                                                        363
    79,200    RAIT Investment Trust                                                               2,381
                                                                                               --------
                                                                                                  2,744
                                                                                               --------
              REITs - OFFICE (1.7%)
    64,200    Cousins Properties, Inc.                                                            2,297
    86,200    Lexington Corp. Properties Trust(a)                                                 1,836
    71,500    Maguire Properties, Inc.                                                            3,057
                                                                                               --------
                                                                                                  7,190
                                                                                               --------
              REITs - RESIDENTIAL (0.2%)
    14,950    Home Properties, Inc.                                                                 944
                                                                                               --------
              REITs - RETAIL (2.3%)
    95,200    Acadia Realty Trust                                                                 2,432
    44,700    Pennsylvania Real Estate Investment Trust                                           1,927
   200,300    Realty Income Corp.(a)                                                              5,288
                                                                                               --------
                                                                                                  9,647
                                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REITs - SPECIALIZED (2.4%)
   142,100    Equity Inns, Inc.                                                                $  2,384
    30,800    FelCor Lodging Trust, Inc.                                                            639
    72,000    Innkeepers USA Trust                                                                1,235
   227,400    U-Store-It Trust                                                                    4,994
    13,800    Ventas, Inc.                                                                          538
                                                                                               --------
                                                                                                  9,790
                                                                                               --------
              SPECIALIZED FINANCE (0.4%)
    95,300    Asset Acceptance Capital Corp.*                                                     1,697
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   126,100    NewAlliance Bancshares, Inc.                                                        1,952
     4,600    Webster Financial Corp.                                                               222
                                                                                               --------
                                                                                                  2,174
                                                                                               --------
              Total Financials                                                                   81,701
                                                                                               --------
              HEALTH CARE (6.8%)
              ------------------
              BIOTECHNOLOGY (0.3%)
    17,990    Biomarin Pharmaceutical, Inc.*                                                        288
    13,000    Cubist Pharmaceuticals, Inc.*                                                         290
    65,180    Enzon Pharmaceuticals, Inc.*(a)                                                       558
                                                                                               --------
                                                                                                  1,136
                                                                                               --------
              HEALTH CARE EQUIPMENT (0.4%)
     4,190    Datascope Corp.                                                                       151
     7,670    Integra Lifesciences Holdings Corp.*                                                  283
     4,470    Kensey Nash Corp.*                                                                    136
     8,950    Respironics, Inc.*                                                                    316
    14,655    Zoll Medical Corp.*                                                                   567
                                                                                               --------
                                                                                                  1,453
                                                                                               --------
              HEALTH CARE FACILITIES (0.5%)
    80,850    Amsurg Corp. "A"*                                                                   1,700
    13,110    Radiation Therapy Services, Inc.*                                                     390
                                                                                               --------
                                                                                                  2,090
                                                                                               --------
              HEALTH CARE SERVICES (1.0%)
    28,100    AMN Healthcare Services, Inc.*                                                        711
    28,585    Bio-Reference Laboratories, Inc.*                                                     675
    48,000    CorVel Corp.*                                                                       2,076
    22,700    inVentiv Health, Inc.*                                                                649
                                                                                               --------
                                                                                                  4,111
                                                                                               --------
              HEALTH CARE SUPPLIES (0.7%)
    10,000    DENTSPLY International, Inc.                                                          313
    10,250    Haemonetics Corp.*                                                                    467
    20,540    Inverness Medical Innovations, Inc.*                                                  774
    11,400    LifeCell Corp.*(a)                                                                    267
    24,160    West Pharmaceutical Services, Inc.                                                  1,016
                                                                                               --------
                                                                                                  2,837
                                                                                               --------
              LIFE SCIENCES TOOLS & SERVICES (1.9%)
     4,750    Bio-Rad Laboratories, Inc.*                                                           349
    18,100    Charles River Laboratories International, Inc.*                                       777
    60,600    ICON plc ADR*                                                                       2,174
    13,590    Illumina, Inc.*                                                                       597

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    24,770    Parexel International Corp.*                                                     $    733
    72,000    Varian, Inc.*                                                                       3,376
                                                                                               --------
                                                                                                  8,006
                                                                                               --------
              MANAGED HEALTH CARE (1.3%)
   135,700    Centene Corp.*                                                                      3,201
    30,210    Healthspring, Inc.*                                                                   609
    26,420    WellCare Health Plans, Inc.*                                                        1,552
                                                                                               --------
                                                                                                  5,362
                                                                                               --------
              PHARMACEUTICALS (0.7%)
    20,270    Adams Respiratory Therapeutics, Inc.*                                                 873
    37,290    K-V Pharmaceutical Co. "A"*                                                           832
    19,020    Medicines Co.*                                                                        494
    37,180    Sciele Pharma, Inc.*(a)                                                               811
                                                                                               --------
                                                                                                  3,010
                                                                                               --------
              Total Health Care                                                                  28,005
                                                                                               --------
              INDUSTRIALS (20.7%)
              -------------------
              AEROSPACE & DEFENSE (0.3%)
    27,130    Ceradyne, Inc.*                                                                     1,119
     3,840    Triumph Group, Inc.                                                                   185
                                                                                               --------
                                                                                                  1,304
                                                                                               --------
              AIR FREIGHT & LOGISTICS (0.4%)
    18,570    EGL, Inc.*                                                                            631
    39,060    Pacer International, Inc.                                                           1,199
                                                                                               --------
                                                                                                  1,830
                                                                                               --------
              AIRLINES (1.5%)
   438,200    AirTran Holdings, Inc.*(a)                                                          4,369
    24,100    Alaska Air Group, Inc.*                                                               968
    22,110    Continental Airlines, Inc. "B"*(a)                                                    815
                                                                                               --------
                                                                                                  6,152
                                                                                               --------
              BUILDING PRODUCTS (2.0%)
    73,400    Quixote Corp.                                                                       1,350
   119,800    Simpson Manufacturing, Inc.(a)                                                      3,401
   123,300    Trex Co., Inc.*(a)                                                                  3,258
                                                                                               --------
                                                                                                  8,009
                                                                                               --------
              COMMERCIAL PRINTING (1.0%)
   228,000    Bowne & Co., Inc.                                                                   3,563
    10,500    Consolidated Graphics, Inc.*                                                          653
                                                                                               --------
                                                                                                  4,216
                                                                                               --------
              CONSTRUCTION & ENGINEERING (0.2%)
    40,070    InfraSource Services, Inc.*                                                           784
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    24,720    Bucyrus International, Inc.                                                         1,036
    43,480    Westinghouse Air Brake Technologies Corp.                                           1,365
                                                                                               --------
                                                                                                  2,401
                                                                                               --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    13,560    First Consulting Group, Inc.*                                                         147
    20,640    GEO Group, Inc.*                                                                      784
                                                                                               --------
                                                                                                    931
                                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (5.1%)
   157,750    Acuity Brands, Inc.                                                              $  7,815
   191,970    Belden CDT, Inc.(a)                                                                 6,949
   194,423    Deswell Industries, Inc.                                                            2,100
    21,450    Encore Wire Corp.*(a)                                                                 577
    25,300    General Cable Corp.*                                                                  951
    10,020    Genlyte Group, Inc.*                                                                  774
    34,830    Lamson & Sessions Co.*(a)                                                             762
    23,200    Regal-Beloit Corp.                                                                  1,147
                                                                                               --------
                                                                                                 21,075
                                                                                               --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     5,299    Clean Harbors, Inc.*                                                                  227
                                                                                               --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
    27,320    Administaff, Inc.                                                                     941
    45,350    Labor Ready, Inc.*                                                                    794
                                                                                               --------
                                                                                                  1,735
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (2.0%)
    98,400    Carlisle Companies, Inc.                                                            8,235
                                                                                               --------
              INDUSTRIAL MACHINERY (2.5%)
    88,500    Albany International Corp. "A"                                                      2,975
    24,610    EnPro Industries, Inc.*                                                               788
    31,040    Gardner Denver, Inc.*                                                               1,055
     7,200    Graco, Inc.                                                                           293
    19,600    Kaydon Corp.                                                                          819
   118,700    Mueller Industries, Inc.                                                            4,353
                                                                                               --------
                                                                                                 10,283
                                                                                               --------
              MARINE (0.2%)
     9,360    American Commercial Lines, Inc.*                                                      600
                                                                                               --------
              OFFICE SERVICES & SUPPLIES (1.7%)
    89,900    ACCO Brands Corp.*                                                                  2,185
     5,960    ICT Group, Inc.*                                                                      189
    96,400    United Stationers, Inc.*                                                            4,603
                                                                                               --------
                                                                                                  6,977
                                                                                               --------
              RAILROADS (0.9%)
   134,150    Genesee & Wyoming, Inc. "A"*                                                        3,768
                                                                                               --------
              TRADING COMPANIES & DISTRIBUTORS (0.7%)
    23,000    H&E Equipment Services, Inc.*                                                         617
    25,940    Houston Wire & Cable Co.*(a)                                                          549
    20,870    MSC Industrial Direct Co., Inc. "A"                                                   854
    10,360    Wesco International, Inc.*                                                            676
                                                                                               --------
                                                                                                  2,696
                                                                                               --------
              TRUCKING (0.9%)
    29,165    Old Dominion Freight Line, Inc.*                                                      807
    24,930    U.S. Xpress Enterprises, Inc.*                                                        492
   151,800    Vitran Corp., Inc. "A"*                                                             2,550
                                                                                               --------
                                                                                                  3,849
                                                                                               --------
              Total Industrials                                                                  85,072
                                                                                               --------

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (7.4%)
              -----------------------------
              APPLICATION SOFTWARE (1.0%)
    30,000    Altiris, Inc.*                                                                   $    675
    78,500    Intergraph Corp.*                                                                   3,430
    13,160    Witness Systems, Inc.*                                                                234
                                                                                               --------
                                                                                                  4,339
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (0.9%)
    64,780    Arris Group, Inc.*                                                                    868
    39,430    Commscope, Inc.*                                                                    1,258
    54,250    ECI Telecom Ltd.*                                                                     403
    28,730    Interdigital Communications Corp.*                                                  1,027
                                                                                               --------
                                                                                                  3,556
                                                                                               --------
              COMPUTER HARDWARE (0.1%)
    10,400    Diebold, Inc.                                                                         454
                                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (0.9%)
   152,600    Electronics for Imaging, Inc.*                                                      3,608
                                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    18,000    Infocrossing, Inc.*(a)                                                                227
                                                                                               --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
    48,210    Dolby Laboratories, Inc. "A"*                                                         954
    20,280    Technitrol, Inc.                                                                      512
                                                                                               --------
                                                                                                  1,466
                                                                                               --------
              ELECTRONIC MANUFACTURING SERVICES (1.0%)
    28,530    Benchmark Electronics, Inc.*                                                          757
   227,500    Nam Tai Electronics, Inc.                                                           3,547
                                                                                               --------
                                                                                                  4,304
                                                                                               --------
              INTERNET SOFTWARE & SERVICES (0.5%)
    15,720    J2 Global Communications, Inc.*                                                       431
    20,360    Knot, Inc.*                                                                           488
    22,388    RealNetworks, Inc.*                                                                   246
    19,570    TheStreet.com, Inc.                                                                   178
    26,884    Websense, Inc.*                                                                       736
                                                                                               --------
                                                                                                  2,079
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (0.6%)
    89,500    Maximus, Inc.                                                                       2,498
                                                                                               --------
              SEMICONDUCTOR EQUIPMENT (1.0%)
    24,210    Advanced Energy Industries, Inc.*                                                     381
   118,220    Asyst Technologies, Inc.*                                                             878
    15,240    Cymer, Inc.*                                                                          706
    32,510    Eagle Test Systems, Inc.*                                                             572
    26,210    Varian Semiconductor Equipment Associates, Inc.*                                      957
    33,350    Veeco Instruments, Inc.*                                                              623
                                                                                               --------
                                                                                                  4,117
                                                                                               --------
              SEMICONDUCTORS (0.7%)
    57,470    Lattice Semiconductor Corp.*                                                          357
    49,313    OmniVision Technologies, Inc.*(a)                                                     810
   114,340    ON Semiconductor Corp.*                                                               711

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    66,390    Silicon Image, Inc.*                                                             $    785
    55,090    TriQuint Semiconductor, Inc.*                                                         248
                                                                                               --------
                                                                                                  2,911
                                                                                               --------
              SYSTEMS SOFTWARE (0.2%)
     7,720    MicroStrategy, Inc.*                                                                  921
                                                                                               --------
              Total Information Technology                                                       30,480
                                                                                               --------
              MATERIALS (5.3%)
              ----------------
              ALUMINUM (2.2%)
   357,800    Novelis, Inc.                                                                       8,981
                                                                                               --------
              DIVERSIFIED CHEMICALS (0.4%)
     8,900    Ashland, Inc.                                                                         526
    50,700    Hercules, Inc.*                                                                       923
                                                                                               --------
                                                                                                  1,449
                                                                                               --------
              DIVERSIFIED METALS & MINING (1.1%)
   151,200    Compass Minerals International, Inc.                                                4,680
                                                                                               --------
              METAL & GLASS CONTAINERS (1.0%)
    77,600    AptarGroup, Inc.                                                                    4,261
                                                                                               --------
              PAPER PACKAGING (0.1%)
     9,400    Bemis Co., Inc.                                                                       316
                                                                                               --------
              STEEL (0.5%)
    49,200    AK Steel Holding Corp.*                                                               734
    30,800    Chaparral Steel Co.                                                                 1,281
                                                                                               --------
                                                                                                  2,015
                                                                                               --------
              Total Materials                                                                    21,702
                                                                                               --------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
    46,540    Time Warner Telecom, Inc.*                                                            928
                                                                                               --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    98,900    Atlantic Tele-Network, Inc.                                                         1,913
                                                                                               --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    18,693    SBA Communications Corp. "A"*                                                         499
                                                                                               --------
              Total Telecommunication Services                                                    3,340
                                                                                               --------
              UTILITIES (4.0%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
    15,950    IDACORP, Inc.                                                                         629
    16,360    Unisource Energy Corp.                                                                582
   113,400    Weststar Energy, Inc.                                                               2,872
                                                                                               --------
                                                                                                  4,083
                                                                                               --------
              GAS UTILITIES (1.9%)
    61,000    Atmos Energy Corp.                                                                  1,875
    68,000    New Jersey Resources Corp.                                                          3,526

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    22,800    UGI Corp.                                                                        $    604
    54,700    WGL Holdings, Inc.                                                                  1,775
                                                                                               --------
                                                                                                  7,780
                                                                                               --------
              MULTI-UTILITIES (1.1%)
   162,400    PNM Resources, Inc.                                                                 4,573
                                                                                               --------
              Total Utilities                                                                    16,436
                                                                                               --------
              Total Common Stocks (cost: $348,123)                                              396,794
                                                                                               --------
              MONEY MARKET INSTRUMENTS (4.6%)

              MONEY MARKET FUNDS (4.6%)
 8,165,726    SSgA Money Market Fund, 4.98%(c)                                                    8,166
10,795,035    SSgA Prime Money Market Fund, 5.19%(c)                                             10,795
                                                                                               --------
              Total Money Market Instruments (cost: $18,961)                                     18,961
                                                                                               --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (10.6%)(d)

              MONEY MARKET FUNDS (0.2%)
   630,002    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(c)                       630
                                                                                               --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (10.4%)(e)
   $14,500    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due 11/01/2006 at $14,500 (collateralized by $14,480 of Freddic
                 Mac Notes(f), 6.00%, due 8/18/2016; market value $14,792)                       14,500
    13,000       Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due 11/01/2006 at $13,000 (collateralized by $2,555 of
                 Federal Home Loan Bank Bonds(f), 4.00% - 4.50%, due 3/10/2008 -
                 9/16/2013; and $14,000 of Fannie Mae Strips(f), 4.74%(g), due
                 5/15/2012;
                 combined market value $13,261)                                                  13,000
    15,500    Lehman Brothers, Inc., 5.26%, acquired on 10/31/2006 and due
                 11/01/2006 at $15,500 (collateralized by $17,015 of Federal Home
                 Loan Bank Bonds(f), 7.60%(g), due 7/28/2011; market value $15,814)              15,500
                                                                                               --------
              Total Repurchase Agreements                                                        43,000
                                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral From
                 Securities Loaned (cost: $43,630)                                               43,630
                                                                                               --------

              TOTAL INVESTMENTS (COST: $410,714)                                               $459,385
                                                                                               ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

       USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

       A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

              from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

       B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $62,659,000 and $13,988,000, respectively, resulting in net unrealized appreciation of $48,671,000.

       C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $411,684,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 5.2% of net assets at October 31, 2006.

       D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $41,658,000.

       (b) Represents less than 0.1% of net assets.

       (c) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

       (d) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

       (e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2006 (UNAUDITED)

           of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

       (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

       (g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

14

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                      INSURANCE o MEMBER SERVICES

48456-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.